Accounting Policies - (Losses) gains on derivative instruments (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
(Losses) gains on derivative instruments	$ (12,258)	$ 580
Other financial items, net	$ 4,621	(4,075)
Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
(Losses) gains on derivative instruments		0
Other financial items, net		(3,495)
Restatement Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
(Losses) gains on derivative instruments		580
Other financial items, net		$ (580)